CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Collaboration revenue	$ 0	$ 802	$ 1,156	$ 2,406	$ 3,208	$ 33,971
Operating expenses:
Research and development	17,519	25,854	60,489	71,202	98,351	93,085
General and administrative	6,842	7,810	23,355	29,991	38,138	36,835
Restructuring and other charges	6,640	0	6,640	0
Total operating expenses	31,001	33,664	90,484	101,193	136,489	129,920
Loss from operations	(31,001)	(32,862)	(89,328)	(98,787)	(133,281)	(95,949)
Other income
Gain on sale of business	0	0	0	131,249	131,249	0
Interest income	1,423	1,269	4,403	1,775	3,230	185
Total other income	1,423	1,269	4,403	133,024	134,479	185
Income (loss) before income taxes	(29,578)	(31,593)	(84,925)	34,237	1,198	(95,764)
Benefit from (provision for) income taxes	0	46	0	(816)	(715)	0
Loss from equity method investment	(3,376)	(2,179)	(11,917)	(4,131)	(5,488)	0
Net income (loss)	$ (32,954)	$ (33,726)	$ (96,842)	$ 29,290	$ (5,005)	$ (95,764)
Net income (loss) per share-basic	$ (0.57)	$ (0.59)	$ (1.68)	$ 0.51	$ (0.09)	$ (1.73)
Net income (loss) per share-diluted	$ (0.57)	$ (0.59)	$ (1.68)	$ 0.51	$ (0.09)	$ (1.73)
Weighted-average common shares outstanding-basic	57,853,132	57,447,192	57,788,755	57,372,399	57,399,762	55,283,318
Weighted-average common shares outstanding-diluted	57,853,132	57,447,192	57,788,755	57,901,298	57,399,762	55,283,318